Fair Value Measurements	3 Months Ended	7 Months Ended
	Mar. 31, 2021	Dec. 31, 2020
CIK0001816090 FTAC Olympus Acquisition Corp.
FAIR VALUE MEASUREMENTS

Note 9 — Fair Value Measurements

At March 31, 2021, assets held in the Trust Account were comprised of $754,787,779 in money market funds which are invested primarily in U.S. Treasury Securities.

The fair value of the Company’s financial assets and liabilities reflects management’s estimate of amounts that the Company would have received in connection with the sale of the assets or paid in connection with the transfer of the liabilities in an orderly transaction between market participants at the measurement date. In connection with measuring the fair value of its assets and liabilities, the Company seeks to maximize the use of observable inputs (market data obtained from independent sources) and to minimize the use of unobservable inputs (internal assumptions about how market participants would price assets and liabilities). The following fair value hierarchy is used to classify assets and liabilities based on the observable inputs and unobservable inputs used in order to value the assets and liabilities:

Level 1:	Quoted prices in active markets for identical assets or liabilities. An active market for an asset or liability is a market in which transactions for the asset or liability occur with sufficient frequency and volume to provide pricing information on an ongoing basis.

Level 2:	Observable inputs other than Level 1 inputs. Examples of Level 2 inputs include quoted prices in active markets for similar assets or liabilities and quoted prices for identical assets or liabilities in markets that are not active.

Level 3:	Unobservable inputs based on our assessment of the assumptions that market participants would use in pricing the asset or liability.

The following table presents information about the Company’s assets and liabilities that are measured at fair value on a recurring basis at March 31, 2021 and December 31, 2020 and indicates the fair value hierarchy of the valuation inputs the Company utilized to determine such fair value:

Description	Level	March 31, 2021	December 31, 2020
Assets:
Marketable securities held in Trust Account – U.S. Treasury Securities Money Market Fund	1	$754,787,779	$754,769,167

Liabilities:
Warrant liabilities – Public Warrants	1	$53,586,806	$47,800,438
Warrant liabilities – Placement Warrants	3	$1,540,699	$1,374,333

The Warrants were accounted for as liabilities in accordance with ASC 815-40 and are presented within warrant liabilities on our balance sheet. The warrant liabilities are measured at fair value at inception and on a recurring basis, with changes in fair value presented within change in fair value of warrant liabilities in the consolidated statement of operations.

The Placement Warrants were initially valued using a binomial /lattice model. The Placement Warrants are considered to be a Level 3 fair value measurements due to the use of unobservable inputs. The binomial / lattice model’s primary unobservable input utilized in determining the fair value of the Placement Warrants is the expected volatility of the ordinary shares. The expected volatility as of the Initial Public Offering date was derived from the historical volatilities of comparable companies for a potential merger target as represented by firms in the Russell 3000 Index. For periods subsequent to the detachment of the warrants from the Units, including December 31, 2020 and March 31, 2021, the closing price of the Public Warrants was used to estimate the fair value of the Placement Warrants as of each relevant date. A binomial / lattice model was used in estimating the fair value of the Public Warrants for periods where no observable traded price was available, using the same expected volatility as was used in measuring the fair value of the Placement Warrants. For periods subsequent to the detachment of the warrants from the Units, including December 31, 2020 and March 31, 2021, the closing price of the Public Warrants was used as the fair value as of each relevant date.

The following table presents the changes in the fair value of warrant liabilities:

	Private Placement	Public	Warrant Liabilities
Fair value as of December 31, 2020	$1,374,333	$47,800,438	$49,174,771
Change in valuation inputs or other assumptions	166,366	5,786,368	5,952,734
Fair value as of March 31, 2021	$1,540,699	$53,586,806	$55,127,505

Transfers to/from Levels 1, 2 and 3 are recognized at the end of the reporting period. There were no transfers between levels for the period from December 31, 2020 through March 31, 2021.

NOTE 10 — FAIR VALUE MEASUREMENTS

The fair value of the Company’s financial assets and liabilities reflects management’s estimate of amounts that the Company would have received in connection with the sale of the assets or paid in connection with the transfer of the liabilities in an orderly transaction between market participants at the measurement date. In connection with measuring the fair value of its assets and liabilities, the Company seeks to maximize the use of observable inputs (market data obtained from independent sources) and to minimize the use of unobservable inputs (internal assumptions about how market participants would price assets and liabilities). The following fair value hierarchy is used to classify assets and liabilities based on the observable inputs and unobservable inputs used in order to value the assets and liabilities:

Level 1:	Quoted prices in active markets for identical assets or liabilities. An active market for an asset or liability is a market in which transactions for the asset or liability occur with sufficient frequency and volume to provide pricing information on an ongoing basis.

Level 2:	Observable inputs other than Level 1 inputs. Examples of Level 2 inputs include quoted prices in active markets for similar assets or liabilities and quoted prices for identical assets or liabilities in markets that are not active.

Level 3:	Unobservable inputs based on the Company’s assessment of the assumptions that market participants would use in pricing the asset or liability.

At December 31, 2020, assets held in the Trust Account were comprised of $754,769,167 in money market funds which are invested primarily in U.S. Treasury Securities. Through December 31, 2020, the Company did not withdraw any interest earned on the Trust Account.

The following table presents information about the Company’s assets and liabilities that are measured at fair value on a recurring basis at December 31, 2020 and indicates the fair value hierarchy of the valuation inputs the Company utilized to determine such fair value:

Description	Level	December 31, 2020
Assets:
Investments held in Trust Account – U.S. Treasury Securities Money Market Fund	1	$754,769,167

Liabilities:
Warrant Liabilities – Public Warrants	1	$47,800,438
Warrant Liabilities – Private Placement Warrants	3	$1,374,333

The Warrants were accounted for as liabilities in accordance with ASC 815-40 and are presented within warrant liabilities on our balance sheet. The warrant liabilities are measured at fair value at inception and on a recurring basis, with changes in fair value presented within change in fair value of warrant liabilities in the consolidated statement of operations.

The Private Warrants were initially valued using a binomial /lattice model. The Private Warrants are considered to be a Level 3 fair value measurements due to the use of unobservable inputs. The binomial / lattice model’s primary unobservable input utilized in determining the fair value of the Private Warrants is the expected volatility of the ordinary shares. The expected volatility as of the IPO date was derived from the historical volatilities of comparable companies for a potential merger target as represented by firms in the Russell 3000 Index. A binomial / lattice model was used in estimating the fair value of the public warrants for periods where no observable traded price was available, using the same expected volatility as was used in measuring the fair value of the Private Warrants. For periods subsequent to the detachment of the warrants from the Units, including December 31, 2020, the closing price of the public warrants was used as the fair value as of each relevant date.

The key inputs into the binomial/lattice model for the Private Warrants and the Public Warrants were as follows at initial measurement and September 30, 2020 and for the Private Warrants at December 31, 2020:

Input	August 28, 2020 (Initial Measurement)	September 30, 2020	December 31, 2020
Risk-free interest rate	0.3%	0.3%	0.4%
Expected term (years)	5.3	5.3	5.3
Expected volatility	35.0%	35.0%	31.4%
Dividend yield	0.0%	0.0%	0.0%
Exercise price	$11.50	$11.50	$11.50
Asset Price	$9.39	$9.44	$10.30

The following table presents the changes in the fair value of warrant liabilities:

	Private Placement	Public	Warrant Liabilities
Initial measurement on August 28, 2020	$1,207,966	$41,750,000	$42,957,966
Initial measurement on September 23, 2020 Over-Allotment	—	264,069	264,069
Change in valuation inputs or other assumptions	166,367	5,786,369	5,952,736
Fair value as of December 31, 2020	$1,374,333	$47,800,438	$49,174,771

Transfers to/from Levels 1, 2 and 3 are recognized at the end of the reporting period. There were no transfers between levels for the period from June 2, 2020 (inception) through December 31, 2020 other than the transfer of the Public Warrants from Level 3 to Level 1.